Provisions - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Other provisions	€ 41.5	€ 42.2
Provision used, other provisions	1.6
Restructuring
Disclosure of other provisions [line items]
Other provisions	€ 5.0	5.6
Estimated completion of activities	12 months
Provision used, other provisions	€ 1.0
Other
Disclosure of other provisions [line items]
Other provisions	28.7	28.7
Provision used, other provisions	0.5
Provisions related to other taxes
Disclosure of other provisions [line items]
Other provisions	7.8	€ 7.9
Provision used, other provisions	€ 0.1